EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Earnings Per Share [Abstract]
Net income (loss) attributable to CNH Industrial N.V.	$ 548	$ 690	$ 881	$ 1,098
Net income (loss) attributable to CNH Industrial from continuing operations	548	513	881	873
Net income (loss) attributable to CNH Industrial from discontinued operations	$ 0	$ 177	$ 0	$ 225
Basic earnings (loss) per share attributable to common shareholders:
Weighted average common shares outstanding—basic (in shares)	1,355,000	1,354,000	1,355,000	1,354,000
Continuing operations ( in usd per share)	$ 0.40	$ 0.38	$ 0.65	$ 0.64
Discontinued operations (in usd per share)	0	0.13	0	0.17
Basic (in usd per share)	$ 0.40	$ 0.51	$ 0.65	$ 0.81
Diluted earnings (loss) per share attributable to common shareholders
Stock compensation plans (in shares)	5,000	7,000	5,000	6,000
Weighted average common shares outstanding—diluted (in shares)	1,360,000	1,361,000	1,360,000	1,360,000
Continuing operations (in usd per share)	$ 0.40	$ 0.38	$ 0.65	$ 0.64
Discontinued operations (in usd per share)	0	0.13	0	0.17
Diluted (in usd per share)	$ 0.40	$ 0.51	$ 0.65	$ 0.81
Antidilutive securities excluded from EPS computation (in shares)	886	437	861	232